STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
The Group [member]
Currency translation differences tax
Transfers to income statement tax
The Bank [member]
Currency translation differences tax
Transfers to income statement tax

[1]	Restated, see note 1.